One Financial Way Cincinnati, Ohio 45242

[OHIO NATIONAL FINANCIAL LOGO]

Post Office Box 237 Cincinnati, Ohio 45201-0237 Telephone: 513-794-6100
February 15, 2007
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:

Ohio National Fund, Inc (1940 Act File No. 811-3015) Post-Effective Amendment No. 52 to File No. 2-67464

Ladies and Gentlemen:
Attached hereto is post effective amendment 52 to file number 2-67464. This post effective amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933.
This post-effective amendment is being filed for the purposes of adding a new portfolio to the Fund. It is anticipated that the Bristol Growth Portfolio will commence operations on May 1, 2007. The Registrant will file a subsequent post-effective amendment pursuant to Rule 485(b) in order to respond to any comments from the Staff regarding the new portfolio and to update performance and financial data that has not yet been finalized in the Fund’s annual report. Additionally, certain exhibits and other nonmaterial changes to the prospectus and SAI will also be made in that subsequent 485(b) filing.
The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,
/s/ Marc L. Collins
Marc L. Collins
Secretary and Counsel

MLC/nh